Subsequent Events (Details Textual) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 06, 2013 Subsequent Event [Member]	Sep. 23, 2013 Subsequent Event [Member]	Sep. 06, 2013 Restricted Stock [Member] Subsequent Event [Member]
Stock Issued During Period, Shares, Employee Stock Purchase Plans					150,833
Share Price					$ 1.80
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years	3 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	387,898	288,000	30,000	160,050
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price	$ 1.19	$ 1.42	$ 1.80	$ 1.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 40,000	$ 213,500
Stock Issued During Period, Value, Employee Stock Purchase Plan					$ 271,499